Risk/Return Detail Data - FidelityCommodityStrategyFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended		96 Months Ended		120 Months Ended
		Sep. 29, 2025	Sep. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 29, 2025	Sep. 29, 2025		Sep. 29, 2025		Sep. 29, 2025
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[1]	0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.30%											6.47%					0.90%
Annual Return [Percent]				5.30%	(8.25%)	14.98%	27.13%	(3.11%)	7.41%	(11.10%)	0.92%	11.07%	(25.27%)
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Commodity Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in commodity-linked derivative instruments that provide exposure to commodities as represented by an index reflecting the performance of the commodities market. The fund seeks to track the performance of the Bloomberg Commodity 3 Month Forward Total Return Index. The Bloomberg Commodity Total Return Index (BCOM) measures the performance of the commodities market. It consists of exchange-traded futures contracts on physical commodities that are weighted to account for the economic significance and market liquidity of each commodity. The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Prior to September 29, 2025, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		5.48%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		24.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.32%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective September 29, 2025, the fund will begin comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | After Taxes on Distributions | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.24%											(2.81%)					(3.95%)
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity Series Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.03%											1.39%					(1.16%)
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%											10.44%					9.64%
FidelitySeriesCommodityStrategyFund-PRO | Fidelity Series Commodity Strategy Fund | DJ010
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity Total Return Index
Average Annual Return, Percent			5.38%											6.77%					1.28%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.38%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.39%
Expense Example, with Redemption, 1 Year		$ 40
Expense Example, with Redemption, 3 Years		125
Expense Example, with Redemption, 5 Years		219
Expense Example, with Redemption, 10 Years		$ 493
Annual Return, Inception Date		Dec. 20, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.35%											6.58%	6.73%	[2]
Annual Return [Percent]				6.35%	(11.90%)	9.10%	32.59%	1.46%	9.84%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Inflation-Focused Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Inflation-Focused Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in commodity-linked derivative instruments, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivative instruments including commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. The fund may invest in inflation-protected debt securities issued by the U.S. Treasury, U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments, and/or other types of investment-grade debt securities that are not inflation protected. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to September 29, 2023, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.03%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		22.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.96%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			4.31%											2.27%	2.99%	[2]
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions and Sales | Fidelity SAI Inflation-Focused Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.72%											3.31%	3.68%	[2]
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | IXTJX
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Commodity Linked Index℠
Average Annual Return, Percent			6.88%											6.22%	5.96%
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | IXTQP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index
Average Annual Return, Percent			6.88%											[3]		[3]
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%											10.44%	13.19%
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | Fidelity Commodity Strategy Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.20%
Acquired Fund Fees and Expenses	[4]	0.03%
Expenses (as a percentage of Assets)		0.63%
Expense Example, with Redemption, 1 Year		$ 64
Expense Example, with Redemption, 3 Years		202
Expense Example, with Redemption, 5 Years		351
Expense Example, with Redemption, 10 Years		$ 786
Annual Return, Inception Date		May 30, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.71%											5.79%			3.78%	[5]
Annual Return [Percent]				4.71%	(8.63%)	14.03%	26.29%	(3.84%)	6.89%	(11.68%)
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Commodity Strategy Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate		none
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in commodity-linked derivative instruments that provide exposure to commodities as represented by an index reflecting the performance of the commodities market. The fund seeks to track the performance of the Bloomberg Commodity 3 Month Forward Total Return Index. The Bloomberg Commodity Total Return Index (BCOM) measures the performance of the commodities market. It consists of exchange-traded futures contracts on physical commodities that are weighted to account for the economic significance and market liquidity of each commodity. The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Commodities are assets that have physical properties, such as oil and other energy products, metals, and agricultural products. Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index. Commodity-linked derivative instruments include commodity-linked notes; total return swaps, options, and forward contracts based on the value of commodities or commodities indexes; and commodity futures. Investing in short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Prior to September 29, 2025, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		5.15%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2022
Highest Quarterly Return		24.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.53%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective September 29, 2025, the fund will begin comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions | Fidelity Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.11%											0.75%			(0.46%)	[5]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity Commodity Strategy Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.76%											2.49%			1.17%	[5]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%											10.44%			10.45%
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | DJ010
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg Commodity Total Return Index
Average Annual Return, Percent			5.38%											6.77%			4.67%
Document Type		485BPOS
Registrant Name		Fidelity Oxford Street Trust

[1]
A The fund may invest in a wholly-owned subsidiary, Geode Series Commodity Return Cayman Ltd. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary does not pay Geode a fee. The subsidiary pays certain other expenses including custody fees.

[2]	A From December 20, 2018 .
[3]	B The inception date for the index was after the fund commenced operations, and returns for this time period are not yet available.
[4]
A The fund may invest in a wholly-owned subsidiary, Geode Commodity Strategy Cayman Ltd. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary does not pay Geode a fee. The subsidiary pays certain other expenses including custody fees.

[5]	A From May 30, 2017 .